CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balances at Dec. 31, 2022	$ 5,465	$ 51,722	$ 107,111	$ (14,813)	$ (16,666)	$ 132,819
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	12,631	0	0	12,631
Other comprehensive income (loss), net	0	0	0	3,385	0	3,385
Cash dividends	0	0	(4,871)	0	0	(4,871)
Common stock issued to ESOP	5	120	0	0	0	125
Shares acquired for treasury	0	0	0	0	(82)	(82)
Balances at Dec. 31, 2023	5,470	51,842	114,871	(11,428)	(16,748)	144,007
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	10,999	0	0	10,999
Other comprehensive income (loss), net	0	0	0	944	0	944
Cash dividends	0	0	(4,177)	0	0	(4,177)
Common stock issued to ESOP	21	479	0	0	0	500
Shares acquired for treasury	0	0	0	0	(1,945)	(1,945)
Balances at Dec. 31, 2024	$ 5,491	$ 52,321	$ 121,693	$ (10,484)	$ (18,693)	$ 150,328